Organization and Nature of Operations (Details Narrative) - shares				3 Months Ended
	May 10, 2023	Feb. 14, 2023	Feb. 14, 2023	Sep. 30, 2023	Jun. 30, 2024	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Increase in outstanding, shares					296,037,813	296,037,813
Shares issued for exchange	45,000,000
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares of common stock				1,500,000
Securities Agreement [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares of common stock		206,667,233
Increase in outstanding, shares		287,190,813	287,190,813
Shares issued for exchange			206,667,233
Securities Agreement [Member] | Common Stock [Member] | Convertible Notes Payable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares of common stock		71,797,703
Shares issued for convertible units			71,797,703